Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 117,964	$ 132,495
Other financial liabilities	395	198
Related Party Transaction [Line Items]
Related Party Transaction Amounts Of Transaction	266
Short-term borrowings and other financial liabilities	118,359	132,693
Short Term Borrowings Due To Related Parties Current Acquisitions	24,450	5,357
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 142,809	$ 138,050
General Partner [Member]
Related Party Transaction [Line Items]
Related Party Transaction Rate	1.335%